SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,353,340	$ 7,429,008
Less: accumulated depreciation	(2,846,104)	(2,334,463)
Property, plant and equipment, net	4,507,236	5,094,545
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,501,902	4,717,355
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,700,146	2,576,389
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	76,482	63,002
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 74,810	$ 72,262